INCOME TAXES - UNRECOGNIZED TAX EXPENSE (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Roll-forward of accrued unrecognized tax expense
Balance-beginning	$ (1,203)	¥ (8,273,000)	¥ (8,273,000)
Increase based on tax positions related to the current year	0	0	0
Balance-ending	$ (1,203)	(8,273,000)	(8,273,000)	¥ (8,273,000)
Unrecognized tax expense		¥ 0	0
Period in which the amount of unrecognized tax expense will change	12 months	12 months
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense		¥ 1,510,000	1,510,000	¥ 1,510,000
Payment of interest and penalties accrued		¥ 13,731,000	¥ 12,221,000
PRC Subsidiaries
Roll-forward of accrued unrecognized tax expense
Period to assess underpaid tax plus penalties and interest	5 years	5 years